Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Jan. 31, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	VIKING SYSTEMS INC
Document Type	Other
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		72,554,620
Entity Public Float			$ 13,185,832
Amendment Flag	false
Entity Central Index Key	0001065754
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents	$ 1,261,864	$ 950,285
Accounts receivable, net	1,184,064	1,008,042
Inventories	2,308,564	1,619,094
Prepaid expenses and other current assets	58,704	184,842
Total current assets	4,813,196	3,762,263
Property and equipment, net	627,128	365,302
Intangible assets, net		70,000
Total assets	5,440,324	4,197,565
Accounts payable	1,131,694	1,131,133
Accrued expenses	654,908	492,165
Deferred revenue	310,658	55,119
Total current liabilities	2,097,260	1,678,417
Noncurrent liabilities	579,444	579,444
Commitments and contingencies (Note 16)
Preferred stock, 25,000,000 shares authorized; No shares outstanding at December 31, 2011 and December 31, 2010
Common stock, $0.001 par value, 400,000,000 shares authorized; 72,554,620 and 58,806,434 issued and outstanding at December 31, 2011 and December 31, 2010, respectively	72,554	58,806
Additional paid-in capital	34,353,836	30,615,957
Accumulated deficit	(31,662,770)	(28,735,059)
Total stockholders' equity	2,763,620	1,939,704
Total liabilities and stockholders' equity	$ 5,440,324	$ 4,197,565

Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Preferred Stock par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred Stock shares authorized	25,000,000	25,000,000
Preferred Stock shares issued	0	0
Preferred Stock shares outstanding	0	0
Common Stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	72,554,620	58,806,434
Common stock, shares outstanding	72,554,620	58,806,434

Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Sales	$ 10,779,655	$ 8,041,048
Cost of sales	8,720,939	6,452,988
Gross profit	2,058,716	1,588,060
Selling and marketing	1,940,752	1,103,528
Research and development	1,418,930	1,398,067
General and administrative	1,697,739	1,525,498
Total operating expenses	5,057,421	4,027,093
Operating loss	(2,998,705)	(2,439,033)
Interest income	1,042	2,129
Interest expense		(177)
Gain on sale and license of assets	69,952
Total other income	70,994	1,952
Net loss applicable to common shareholders	$ (2,927,711)	$ (2,437,081)
Net loss per common share - basic and diluted (in Dollars per share)	$ (0.04)	$ (0.05)
Weighted average shares outstanding - basic and diluted (in Shares)	67,712,652	52,437,504

Statements of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance December 31 at Dec. 31, 2009	$ 45,356	$ 27,156,316	$ (26,297,978)	$ 903,694
Balance December 31 (in Shares) at Dec. 31, 2009	45,356,765
Stock-based compensation		412,147		412,147
Proceeds from sale of common stock, net of stock issuance costs	10,970	2,779,603		2,790,573
Proceeds from sale of common stock, net of stock issuance costs (in Shares)	10,970,068
Proceeds from exercise of common stock warrants	1,502	268,869		270,371
Proceeds from exercise of common stock warrants (in Shares)	1,502,060
Issuance of common stock in connection with cashless exercise of warrants	978	(978)
Issuance of common stock in connection with cashless exercise of warrants (in Shares)	977,541
Net loss			(2,437,081)	(2,437,081)
Balance December 31 at Dec. 31, 2010	58,806	30,615,957	(28,735,059)	1,939,704
Balance December 31 (in Shares) at Dec. 31, 2010	58,806,434
Stock-based compensation	90	474,964		475,054
Stock-based compensation (in Shares)	90,000
Proceeds from sale of common stock through equity line	1,576	386,025		387,601
Proceeds from sale of common stock through equity line (in Shares)	1,576,164
Proceeds from sale of common stock, net of stock issuance costs	12,000	2,876,972		2,888,972
Proceeds from sale of common stock, net of stock issuance costs (in Shares)	12,000,000
Issuance of common stock in connection with cashless exercise of warrants	82	(82)
Issuance of common stock in connection with cashless exercise of warrants (in Shares)	82,022
Net loss			(2,927,711)	(2,927,711)
Balance December 31 at Dec. 31, 2011	$ 72,554	$ 34,353,836	$ (31,662,770)	$ 2,763,620
Balance December 31 (in Shares) at Dec. 31, 2011	72,554,620

Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (2,927,711)	$ (2,437,081)
Depreciation and amortization	408,501	159,220
Stock-based compensation expense	475,054	412,147
Gain on sale and license of asset	(69,952)
Accounts receivable	(176,022)	(552,554)
Inventories	(637,507)	(101,562)
Prepaids and other assets	126,138	(132,329)
Accounts payable	99,748	488,302
Accrued expenses	133,508	24,497
Deferred revenue	255,539	(303,908)
Net cash used in operating activities	(2,312,704)	(2,443,268)
Purchases of property and equipment	(652,290)	(403,102)
Net cash used in investing activities	(652,290)	(403,102)
Proceeds from warrant exercise		270,371
Net proceeds from issuance of common stock	3,387,601	2,842,173
Payments for stock issuance costs	(111,028)	(37,010)
Net cash provided by financing activities	3,276,573	3,075,534
Net increase in cash and cash equivalents	311,579	229,164
Cash and cash equivalents at beginning of year	950,285	721,121
Cash and cash equivalents at end of year	1,261,864	950,285
Interest		177
Income taxes	$ 1,406	$ 1,256

1.Organization and Basis of Presentation	12 Months Ended
Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Organization and Basis of Presentation

Organization and Business

Viking Systems, Inc., (“Viking” or the “Company”) was organized as a corporation in the state of Nevada on May 28, 1998, for the purpose of providing training and curriculum for the information technology industry. During 2001, Viking changed its business focus to the development of software applications, hardware sales and leasing, and training and support. As of December 31, 2002, Viking discontinued its operations.  During 2004, Viking purchased the assets of the visualization technology business of Vista Medical Technologies Inc. (“Vista”), a Delaware corporation, involved in the development, manufacture, and sale of visualization devices for the medical market. The assets acquired from Vista formed the new business direction of Viking in 2004 and are integral to the Company’s current ongoing business. Effective July 25, 2006, the Company changed its domicile from the State of Nevada to the State of Delaware by way of a reincorporation merger. Its Certificate of Incorporation and Bylaws as a Delaware corporation are similar to the Articles of Incorporation and Bylaws that the Company had as a Nevada corporation.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of these financial statements requires management to make estimates and judgments that affect the reported amounts of assets, liabilities, revenue and expenses.  Management bases its estimates on historical experience and on various other assumptions that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates under different assumptions or conditions.

2.Liquidity Matters	12 Months Ended
Dec. 31, 2011
Liquidity Disclosure [Policy Text Block]
2.	Liquidity Matters

The Company has incurred net losses and negative cash flows from operations. Management believes that the Company may need to raise additional capital to execute its business plan and provide operating flexibility through at least the next twelve months.

The Company’s forecasted cash position is highly dependent upon future sales growth, primarily the rate of adoption of its 3DHD Vision System. As part of managing its business, the Company frequently forecasts its future cash flow and cash position. Such projections include assumptions regarding fulfillment of existing orders, receipt and fulfillment of future orders and ultimately, the receipt of cash.  These forecasts also include assumptions regarding the timing of payments related to existing and future liabilities and inventory procurement.  If forecasted orders do not materialize or existing orders are cancelled or reduced, this could have a material adverse impact on the Company’s projected cash position.

In the event the Company’s current working capital is not adequate to fund its operations and growth and  it does not receive any additional capital or financing, the Company may need to seek alternative sources of working capital. Potential sources of such working capital could include senior debt facilities, new lines of credit or additional sales of our securities. There is a risk that such additional financing may not be available, or may not be available on acceptable terms, and the inability to obtain additional financing or generate sufficient cash from operations could require the Company to reduce or eliminate expenditures for capital equipment, production, or marketing of its products, or otherwise curtail or discontinue its operations, which could have a material adverse effect on the business, financial condition and results of operations.

The Company may need to raise additional capital to execute its business plan and expand its operations. The Company does not have any arrangements with any banks, financial institutions or investors to provide financing and there can be no assurance that any such arrangement, if required or otherwise sought, would be available on terms deemed to be commercially acceptable and in the Company’s best interests. In January 2012 the Company engaged an investment banking firm to seek financing and/or strategic alternatives for the Company in order to fund its key growth initiatives. These efforts are ongoing. If the Company is not able to secure financing and is not generating positive cash flow, the Company will consider other options, including curtailing operations.

3.Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Text Block]
3.	Summary of Significant Accounting Policies

Cash and Cash Equivalents

Viking considers all highly liquid instruments with an original maturity of three months or less to be cash equivalents.

Financial Instruments

The Company’s financial instruments as of December 31, 2011 and 2010 consist primarily of cash and cash equivalents, accounts receivable and accounts payable. The recorded values of cash and cash equivalents, accounts receivable and accounts payable approximate their fair values based on their short-term nature.

Concentration Risk

Financial instruments which potentially subject Viking to concentration of credit risk consist primarily of accounts receivable and cash and cash equivalents. In the normal course of business, Viking provides credit terms to its customers. Accordingly, Viking performs ongoing credit evaluations of its customers and maintains allowances for possible losses which, when realized, have been within the range of management’s expectations.  The Company had accounts receivable due from four customers representing greater than 10% of total accounts receivable at December 31, 2011 representing amounts due to the Company of $299,000, $215,490, $165,608 and $130,908. The Company had accounts receivable from two additional customers, neither of which accounted for greater than 10% of total accounts receivable, that totaled to $208,134, or 18.0 % of total accounts receivable at December 31, 2011. Viking had accounts receivable due from two customers representing greater than 10% of total accounts receivable at December 31, 2010, in amounts of $339,120 and $106,000

Viking maintains its cash and cash equivalents in deposit accounts, some of which may at times be uninsured or may exceed the current Federal Deposit Insurance Corporation insurance limits.  Viking has not experienced any losses in such accounts.

Accounts Receivable

Accounts receivable are carried at the original invoice amount less an estimate made for doubtful receivables based on a review of all outstanding amounts on a monthly basis. Specific reserves are estimated by management based on certain assumptions and variables, including the customer’s financial condition, age of the customer’s receivables, and changes in payment histories. As of December 31, 2011 and December 31, 2010, no allowance for doubtful accounts receivable was considered necessary.

Inventories

Inventories are stated at the lower of cost or market. Cost is determined using the standard cost which approximates the weighted average method. Work-in-process and finished goods are stated at the lower of cost or market. Viking reduces the stated value of its inventory for obsolescence or impairment in an amount equal to the difference between the cost of the inventory and the estimated market value, based upon assumptions about future demand and market conditions. If actual future demand or market conditions are less favorable than those projected by management, additional reductions in stated value may be required.

Impairment of Long Lived Assets and Intangible Assets with Finite Lives

Property and equipment and intangible assets with finite lives are amortized using the straight line method over their estimated useful lives.  These assets are assessed for potential impairment when there is evidence that events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Conditions that would indicate impairment and trigger an assessment include, but are not limited to, a significant adverse change in the legal factors or business climate that could affect the value of an asset, an adverse action or assessment by a regulator or a current expectation that, more likely than not, a long-lived asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life. If, upon assessment, the carrying amount of an asset exceeds its estimated fair value, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds its estimated fair value of the asset. At December 31, there was no evidence of impairment of long-lived assets.

Property and Equipment

Property and equipment are recorded at cost, less accumulated depreciation. Depreciation is calculated using the straight-line method over the useful lives of the assets, which range from one to four years. Expenditures for maintenance and repairs are expensed when incurred and betterments are capitalized. Gains and losses on sale of property and equipment are reflected in operations.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to cash flow, market or foreign currency risk.

Freestanding warrants issued by the Company in connection with the issuance or sale of debt and equity instruments are considered to be derivative instruments, and are evaluated to determine whether the fair value of warrants issued is required to be classified as equity or as a derivative liability.

Revenue Recognition

The Company’s revenues are derived from the sale of surgical visualization technology products to end users, distributors and original equipment manufacturers. Revenue from the sale of products is recognized when evidence of an arrangement exists, the product has been shipped, the selling price is fixed or determinable, collection is reasonably assured and when both title and risk of loss transfer to the customer, provided that no significant obligations remain.  The significant terms of the Company’s sales arrangements typically include upfront payments or credit terms not to exceed 60 days depending upon the credit worthiness of the customer.  The arrangements do not include right of return or price concessions and the Company’s post shipment obligations typically are limited to standard warranty for product defects.

For the sale of products and services as part of a multiple-element arrangement, the Company allocates revenue from multiple-element arrangements to the elements based on the relative fair value of each element with stand-alone value. Revenue associated with undelivered elements is deferred and recorded when delivery occurs.

Shipping and Handling Costs

Shipping and handling costs are classified as selling and marketing expenses.  For the years ended December 31, 2011 and 2010, shipping and handling expense was $68,909 and $38,363, respectively.

Income Taxes

Viking accounts for income taxes using the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is recognized against deferred tax assets when it is more likely than not that the assets will not be realized.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Loss Per Common and Common Share Equivalent

The computation of basic and diluted loss per common share is computed using the weighted average number of common shares outstanding during the year.

Due to the net losses for the years ended December 31, 2011 and 2010, potentially dilutive securities have been excluded in the calculation of diluted loss per share because their inclusion would be anti-dilutive. Accordingly, basic and diluted loss per share are the same for each respective year.

The following potentially dilutive common shares were excluded from the calculation of diluted net loss per common share because their effect was anti-dilutive for the periods presented:

	Years Ended December 31,
	2011	2010

Warrants	29,864,794	20,888,131
Stock Options	11,282,920	9,182,920
Total	41,147,714	30,071,051

Stock-Based Compensation

The Company uses the Black-Scholes option valuation model to estimate the fair value of its stock options at the date of grant. The Black-Scholes option valuation model requires the input of subjective assumptions to calculate the value of stock options. The Company uses historical data among other information to estimate the expected price volatility, the expected annual dividend, the expected option life and the expected forfeiture rate. The grant date estimated fair value is recognized over the period during which an employee is required to provide service in exchange for the award, which is generally the option vesting period.

Reclassifications

Certain reclassifications have been made to prior years’ financial statements to conform to the current year presentation. These reclassifications had no effect on previously reported results of operations or accumulated deficit.

4. Inventories	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Text Block]
4.	Inventories

Inventories consist of the following at December 31:

	2011	2010
Inventories:
Parts and supplies	$1,148,313	$1,362,960
Work-in-progress	500,262	381,475
Finished goods	1,121,746	313,981
Valuation reserve	(461,757)	(439,322)
	$2,308,564	$1,619,094

5. Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
5.	Property and Equipment

Property and equipment consists of the following at December 31:

	2011	2010

Equipment	$1,639,897	$1,228,114
Furniture and fixtures	133,026	133,026
	1,772,923	1,361,140
Less accumulated depreciation	(1,145,795)	(995,838)
	$627,128	$365,302

Depreciation expense was $338,501 and $89,220 for the years ended December 31, 2011 and 2010, respectively.  During 2011 and 2010, demonstration equipment with net book values of $51,963 and $14,822, respectively, was reclassified from property and equipment to inventory and subsequently sold.

6. Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets Disclosure [Text Block]
6.	Intangible Assets

Intangible assets consist of the following at December 31:

	2011	2010

Patents and other assets	$350,000	$350,000
Less accumulated amortization	(350,000)	(280,000)
	$-	$70,000

In November 2006, as part of a technology transfer and settlement agreement, the Company paid $350,000 for the ownership of intellectual property including fourteen patents and non-exclusive license rights to four U.S. patents and four international patents.

These assets were amortized over a five year period using the straight line method. Amortization expense amounted to $70,000 for both 2011 and 2010.  These assets became fully amortized at December 31, 2011.

7. Accrued expenses	12 Months Ended
Dec. 31, 2011
Other Liabilities Disclosure [Text Block]
7.	Accrued expenses

Accrued expenses consist of the following at December 31:

	2011	2010
Employee and director compensation	$406,013	$307,159
Professional and consulting fees	80,806	88,000
Other accrued expenses	168,089	97,006
	$654,908	$492,165

8. Deferred Revenue	12 Months Ended
Dec. 31, 2011
Deferred Revenue Disclosure [Text Block]
8.	Deferred Revenue

As of December 31, 2011 and 2010, the Company had deferred revenue of $310,658 and $55,119, respectively, which consisted of sales for which all elements of the agreements were not completed and for service plan agreements that has been deferred until the service period has occurred.

9. Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Text Block]
9.	Income Taxes

The components of the 2011 and 2010 provision for federal and state income tax benefit (expense) are summarized below:

	2011	2010
Current
Federal	$-	$-
State	(1,500)	(2,200)

Deferred
Federal	-	-
State	-	-
	$(1,500)	$(2,200)

The difference between income taxes at the Federal statutory rate of 35% and the amount presented in the financial statements is a result of the following:

	2011	2010

Expected income tax benefit at statutory rate	$1,024,000	$853,000
Meals and entertainment	(5,700)	(4,500)
Minimum state taxes	(1,000)	(1,400)
Non deductible stock options	(117,000)	(134,000)
Return to provision difference	65,000	20,000
Change in valuation allowance (1)	(966,800)	(735,300)
	$(1,500)	$(2,200)

(1)	The removal of the valuation allowance related to the net operating losses and research and development credits is not included in the change in the valuation allowance.

Deferred income tax benefit reflects the impact of timing differences between amounts of assets and liabilities for financial reporting purposes and amounts as measured by income tax laws. Deferred tax assets are as follows at December 31,

	2011	2010

Basis difference in fixed assets	$(43,000)	$126,000
Accrued liabilities and accounts payable	330,000	117,000
Stock options	404,000	357,000
Inventory reserve	185,000	176,000
Intangible asset basis difference	86,000	68,000
Deferred revenue	9,000	-
Less valuation allowance	(971,000)	(844,000)
	$-	$-

As of December 31, 2011, the Company had not yet completed its analysis of the deferred tax assets for its net operating losses of approximately $23 million and research and development credits of approximately $445,000 generated through 2011. The future utilization of the Company’s net operating loss and research and development credit carryforwards to offset future taxable income may be subject to an annual limitation as a result of ownership changes that may have occurred previously or that could occur in the future.  The Company has not yet determined whether such an ownership change has occurred.  In order to make this determination, the Company will need to complete an analysis regarding the limitation of the net operating loss and research and development credits. Until this analysis has been performed, the Company has not reflected the deferred tax assets associated with these carryforwards from its deferred tax asset schedule and the corresponding valuation allowance.

The Company reduces its deferred tax assets by a valuation allowance if, based on the weight of available evidence, it is not more likely than not that all or a portion of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary difference become deductible. Management has provided a valuation allowance in the amount of $971,000 as of December 31, 2011 due to the uncertainty of the future realization of the deferred tax asset.

 In July 2006, the Financial Accounting Standards Board (“FASB”) issued guidance relating to uncertain tax positions which clarifies the accounting for income taxes by prescribing a minimum probability threshold that a tax position must meet before a financial statement benefit is recognized. The minimum threshold is defined as a tax position that is more likely than not to be sustained upon examination by the   applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Company adopted this guidance on income taxes at the beginning of fiscal year 2007.  Upon adoption, the Company had no unrecognized tax benefits, and there were no material changes during the years ended December 31, 2011 and 2010.

The Company recognizes interest and/or penalties related to uncertain tax positions in income tax expenses. To the extent accrued interest and penalties do not ultimately become payable, amounts accrued will be reduced and reflected as a reduction of the overall income tax provision in the period that such determination is made. There was no interest or penalties related to income tax matters during the years ended December 31, 2011 and 2010.

10. Operating Leases	12 Months Ended
Dec. 31, 2011
Leases of Lessor Disclosure [Text Block]
10.	Operating Leases

Viking leases its Westborough, MA facility under a non-cancelable operating lease agreement expiring on September 30, 2015. Future minimum lease payments through September 2015 are as follows:

Period	Amount
2012	$250,280
2013	251,445
2014	254,940
2015	191,205
Total	$947,870

For the years ended December 31, 2011 and December 31, 2010, rental expenses were $247,317 and $246,000, respectively.

11. Sale of Common Stock and Warrants	12 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
11.	Sale of Common Stock and Warrants

On May 5, 2011, the Company entered into a Purchase Agreement (the “Purchase Agreement”) with Clinton Magnolia Master Fund, Ltd. and other accredited investors (the “Investors”) pursuant to which the Company agreed to issue shares of the Company’s common stock and warrants exercisable to purchase shares of common stock for an aggregate offering price of $3.0 million (the “Offering”). On May 10, 2011, the Offering closed and the Company issued and sold to the Investors an aggregate of 12,000,000 shares of common stock and warrants to purchase up to 9,000,000 shares of common stock. The warrants have an exercise price of $0.25 per share, expire five years from May 10, 2011, and are exercisable, in whole or in part, at any time prior to expiration. In conjunction with the completed Offering, the Company agreed to reimburse Clinton Group, Inc. an amount up to $50,000 for reasonable and documented out-of-pocket expenses incurred by the Investors. Total stock issuance costs incurred were $111,028 and were recorded as a reduction in additional paid in capital.

Concurrent with the Offering, Clinton Magnolia Master Fund, Ltd. reached an agreement with Midsummer Investment Ltd. (“Midsummer”) and purchased all common stock and warrants of the Company then held by Midsummer. The Company was not a party to this transaction.  At the time of the Offering, Midsummer owned 7,223,457 shares of the Company’s common stock, or approximately 12% of the Company’s total shares outstanding, and warrants to purchase an additional 5,551,034 shares of the Company’s common stock at an exercise price of $0.18 per share.

Pursuant to the terms of the Purchase Agreement, on May 10, 2011, the Company terminated its equity line of credit facility under an investment agreement with Dutchess Opportunity Fund, II, LP (“Dutchess”) dated January 7, 2010 (the “Investment Agreement”).

The Company also entered into a Registration Rights Agreement dated as of May 5, 2011, as amended May 26, 2011, with the Investors (together, with the amendment, the “Registration Rights Agreement”).  Pursuant to the Registration Rights Agreement, the Company agreed to file a registration statement with the U.S. Securities and Exchange Commission (the “SEC”) to register the resale by the Investors of the 12,000,000 shares of the Company’s common stock underlying the Purchase Agreement and 4,278,805 of the 9,000,000 shares of common stock issuable upon exercise of the warrants, for an aggregate of 16,278,805 shares registered. The Company filed the required registration statement to register the resale of 16,278,805 shares, and the SEC declared it effective on June 30, 2011.

Pursuant to the Registration Rights Agreement, the Investors may demand registration rights in the future if the Investors reasonably believe that the Company can register additional securities with the SEC, and the Company and its counsel concur, subject to certain limitations. Notwithstanding the foregoing, the Company will not be obligated to file a registration statement for registrable securities that have a market value of less than $250,000 and the Company will not be required to file more than one registration statement every six months.

12. Investment Agreement	12 Months Ended
Dec. 31, 2011
Investment [Text Block]
12.	Investment Agreement

On January 7, 2010, the Company entered into the Investment Agreement with Dutchess. Pursuant to the Investment Agreement, Dutchess committed to purchase up to $5,000,000 of the Company’s common stock over thirty-six months subject to certain conditions.  In connection with the financing described in Note 11, the Company terminated the Investment Agreement on May 10, 2011.

The Company was able to draw on the facility from time to time, as and when it determined appropriate in accordance with the terms and conditions of the Investment Agreement.  The purchase price was calculated as 96% of the lowest daily volume weighted average price (“VWAP”) of the Company’s common stock during the 5 consecutive trading day period beginning on the trading day immediately following the date of delivery of the applicable put notice. The amount that the Company was entitled to put in any one notice was any amount up to the greater of 1) 200% of the average daily volume of the common stock for the 3 trading days prior to the applicable put notice date, multiplied by the average of the 3 daily closing prices immediately preceding the date of the put or 2) $100,000.  Dutchess was not obligated to purchase shares if its total number of shares beneficially held at that time would exceed 4.99% of the number of shares of the Company’s outstanding common stock as determined in accordance with Rule 13d-1 of the Securities Exchange Act of 1934, as amended.  In addition, the Company was not permitted to draw on the facility unless there was an effective registration statement to cover the resale of the shares.

Pursuant to the terms of a Registration Rights Agreement between the Company and Dutchess, the Company was obligated to file a registration statement with the SEC to register the resale by Dutchess of 15,000,000 shares of the common stock underlying the Investment Agreement on or before 21 calendar days of the date of the Registration Rights Agreement.  The Company filed the required registration statement, and it was declared effective by the SEC on February 12, 2010. On July 29, 2011, the Company executed a post-effective amendment to deregister the 2,453,768 shares of common stock not sold under the Investment Agreement and as previously registered in the Registration Statement. The SEC declared the post-effective amendment effective on August 1, 2011.

During the year ended December 31, 2011, the Company sold 1,576,164 shares under the Investment Agreement for $387,601 for an average price per share price of $0.246. During the year ended December 31, 2010, the Company sold 10,970,068 shares under the Investment Agreement for $2,842,173 for an average per share price of $0.293. The Company incurred total direct and incremental costs of $51,600 in establishing the Investment Agreement.

13. Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
13.	Stock-Based Compensation

During the quarter ended  March 31, 2008, shareholders approved  the Viking Systems, Inc. 2008 Equity Incentive Plan (the “2008 Equity Plan”), and the Viking Systems, Inc. 2008 Non-Employee Directors’ Stock Option Plan (the “Directors’ Plan”). In December 2009 and November 2011, the Board of Directors approved amendments to the 2008 Equity Plan to increase the number of shares available under such plan by 2,800,000 shares, and 3,000,000 shares, respectively. The maximum number of shares that may be issued pursuant to the 2008 Equity Plan is 12,520,000 shares plus such number of shares that are issuable pursuant to awards outstanding under the 2004 Stock Incentive Plan as of the effective date of the 2008 Equity Plan and which would have otherwise reverted to the share reserve of the 2004 Stock Incentive Plan. The Company has reserved a total of 1,500,000 shares of its common stock for issuance under the Directors’ Plan. During the year ended December 31, 2011, 1,500,000 options were granted under the 2008 Equity Plan and 600,000 options were granted under the Directors’ Plan. At December 31, 2011, 2,120,000 shares remain available for grant under the 2008 Equity Plan and 562,500 shares remain available under the Directors’ Plan.

The Company measures the cost of employee and director services received in exchange for an award of equity instruments based on the grant-date fair value of the award. That cost is recognized over the period during which an employee or director is required to provide service in exchange for the award, -the requisite service period. The Company determines the grant-date fair value of employee and director share options using the Black-Scholes option-pricing model.  The Company determines the value of equity instruments issued to non employees in exchange for services to be provided using the fair value of the services or the fair value of the equity instruments issued, whichever is more reliably measurable.

During the year ended December 31, 2011 the Company granted 90,000 shares of restricted stock, under the 2008 Equity Plan, to non employees in exchange for services. The value of the services received for those shares was $24,000 and has been included in stock based compensation expense for the year ended December 31, 2011.

During the year ended December 31, 2011 and 2010, the Company recorded $475,054 and $412,147 respectively, in non-cash stock-based compensation expense. As of December 31, 2011, there was approximately $464,000 in total unrecognized compensation costs related to unvested options, which is expected to be recognized over a weighted average period of approximately 2.4 years.

During the years ended December 31, 2011, 2,100,000 stock options were granted with a weighted average exercise price of $0.26 per share based on the quoted market price on the day of grant. The valuation of stock options granted to employees and directors as determined using the Black-Scholes valuation model was approximately $346,000.  During the year ended December 31, 2011, the estimated fair value of stock options granted to employees and directors using the Black-Scholes valuation model incorporated the following assumptions: volatility of 79% - 84%, expected life of 7 years, risk-free interest rate of 3.3%, and expected dividend yield of 0%. Volatility is based on the historical volatility of the Company's common stock. The expected life of employee stock options is based on the average of the vesting period and contractual life. The risk free interest rate is based on the U.S. Treasury constant maturity rate for the expected life of the stock option.

A summary of stock option activity for the years ended December 31, 2010 and 2011 is as follows:

	Shares	Weighted Average Exercise Price ($)	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life
Options outstanding December 31, 2009	7,125,420	0.41	$804,590	8.75
Granted	2,087,500	0.27		8.1
Cancelled and expired	(30,000)	28.33
Options outstanding December 31, 2010	9,182,920	0.29	$888,203	7.8
Granted	2,100,000	0.26		9.7
Cancelled or expired	-	-
Options outstanding December 31, 2011	11,282,920	0.29	$757,378	7.4
Options exercisable December 31, 2011	6,999,987	0.34	$423,579	6.7

A summary of non-vested stock option activity for the year ended December 31, 2011 is as follows:

	Shares	Weighted Average Grant Date Fair Value

Non-vested options beginning January 1, 2011	4,784,158	$0.19
Granted	2,100,000	0.26
Vested	(2,601,225)	0.22
Exercised	-
Non-vested options at December 31, 2011	4,282,933	$0.20

Those options exercisable at December 31, 2011 range in price from $0.01 to $25.00.  The weighted average grant date fair value for options granted for during 2011 and 2010 was $0.26 and $0.27, respectively.

14. Stock Warrants	12 Months Ended
Dec. 31, 2011
Derivatives, Policy [Policy Text Block]
14.	Stock Warrants

The following table summarizes warrants to purchase common stock outstanding for the years ended December 31, 2011 and 2010:

	Shares	Range of Exercise Price	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding December 31, 2009	24,406,170	$0.18-$0.75	$0.18	3.0

Expired	-
Exercised (A)	(3,518,039)	$0.18
Outstanding December 31, 2010	20,888,131	$0.18-$0.75	$0.18	2.0

Granted	9,240,000	$0.25	$0.25
Expired	(55,556)	$0.50-0.75	$0.63
Exercised (A)	(207,781)	$0.18
Outstanding at December 31, 2011	29,864,794	$0.18-0.25	$0.20	2.1

(A)
Warrants issued in 2008 allow for cashless exercise based on the volume weighted average market price the day before exercise if the underlying shares are not covered by an effective registration statement.  The Company does not have an effective registration statement covering these shares. During 2010, the Company issued 977,541 shares of common stock in connection with the cashless exercise of 2,015,979 warrants. During 2011, the Company issued 82,022 shares of common stock in connection with the cashless exercise of 207,781 warrants.

15. Major Customers Suppliers, Segment and Related Information	12 Months Ended
Dec. 31, 2011
Segment Reporting Disclosure [Text Block]
15.	Major Customers Suppliers, Segment and Related Information

Sales to individual customers that each accounted for at least 10% of the Company’s revenues were as follows:

Customers accounting for at least 10% of our revenues	Year Ended December 31,
	2011	2010
Customer A	34%	31%
Customer B	11%	24%
Customer C	11%	15%
Total sales to customers each representing more than 10% of revenues	56%	70%

Suppliers

The Company utilizes components and sub-assemblies produced by outside suppliers, some of which are sourced from a single supplier.  The Company maintains a good relationship with its sole source suppliers and it has been their policy to notify the Company well in advance of the end of life of a particular component so that it is able to make the necessary final orders and/or design modifications to support the replacement technology.  However, if shortages of critical components occur, or quality problems arise, then production schedules could be significantly delayed or costs significantly increased, which could in turn have a material adverse effect on the Company’s financial condition, results of operation and cash flows.

Segment and Related Information

The Company presents its business as one reportable segment due to the similarity in nature of products sold and customer markets. The Company’s Chief Executive Officer reviews financial information on our visualization products on a consolidated basis. The Company is in the business of designing, manufacturing and selling visualization systems for the medical market for use in minimally invasive surgical procedures. All of the Company’s revenues are substantially derived from sales of visualization systems and related services.

The following table summarizes revenues by geographic region. Revenues are attributed to countries based on customer location.

	Years Ended December 31,
	2011	2010
United States	$2,076,050	$2,490,878
Germany (A)	5,259,848	4,376,488
Other	3,443,757	1,173,682
Total Revenues	$10,779,655	$8,041,048

(A)
The Company’s OEM products are sold to companies who resell the products in various geographic regions.  Although several of the Company’s OEM customers are Germany based companies, much of that product is resold into other countries.

16. Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Text Block]
16.	Commitments and Contingencies

In the normal course of business, the Company is party to a variety of agreements pursuant to which it may be obligated to indemnify the other party. It is not possible to predict the maximum potential amount of future payments under these types of agreements due to the conditional nature of the Company’s obligations and the unique facts and circumstances involved in each particular agreement. Historically, payments made by the Company under these types of agreements have not had a material effect on its business, results of operations or financial condition.

Viking has also entered into a royalty agreement with a medical device company. The royalty agreement requires payments of 4% of the Company’s sales related to the products that use the licensed intellectual property. As of December 31, 2011 and 2010, Viking had accrued royalties related to this agreement of approximately $37,000. Viking did not pay any royalties under this agreement during 2011 and 2010.

17. Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2011
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
17.	Recent Accounting Pronouncements

Adopted Accounting Pronouncements

In September 2009, the Financial Accounting Standards Board (“FASB”) issued ASU 2009-13, “Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force” (“ASU 2009-13”). ASU 2009-13 updates the existing multiple-element revenue arrangements guidance currently included under ASC 605-25 (formerly EITF 00-21), and primarily provides two significant changes: 1) eliminates the need for objective and reliable evidence of the fair value for the undelivered element in order for a delivered item to be treated as a separate unit of accounting, and 2) eliminates the residual method to allocate the arrangement consideration. In addition, this guidance expands the disclosure requirements for revenue recognition. ASU 2009-13 will be effective for the first annual reporting period beginning on or after June 15, 2010, with early adoption permitted provided that the revised guidance is retroactively applied to the beginning of the year of adoption. The Company adopted this accounting effective January 1, 2011. The adoption of this accounting standard was not material to its financial statements.